Depreciation, Amortisation and Impairment Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 3,101	£ 28,614	£ 1,305
Impairment of goodwill	39	4,614	0
Depreciation, amortisation and impairment costs	0	39	220
Malaysia
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	39
United States, South Africa, Peru
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill		4,614
United Kingdom
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of property, plant and equipment	149
United States
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of property, plant and equipment		46
Adjusting items
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	2,467	27,855	505
Brand names
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	2,298	23,232	317
Gains on disposals of non-current assets			3
Brand names | Adjusting items
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 2,279	£ 23,202	£ 288
Brand names | Top of range
Depreciation Amortisation And Impairment Costs [Line Items]
Intangible assets, remaining useful lives	30 years	20 years